Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Property, Plant and Equipment
15.	PROPERTY, PLANT AND EQUIPMENT

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2016	4,417	47,371	4,547	89,608	4,642	6,112	5,810	162,507
Additions	—	19	71	443	367	312	3,871	5,083
Disposals	—	(116)	(1)	(4,854)	(440)	(220)	(6)	(5,637)
Transfer	—	2,331	709	4,136	75	50	(7,700)	(399)
Classified as held for sales	—	(4,809)	(454)	(221)	—	(13)	—	(5,497)
Exchange differences	32	(561)	(11)	(215)	(36)	(14)	95	(710)
At December 31, 2016	4,449	44,235	4,861	88,897	4,608	6,227	2,070	155,347

Additions	1,120	34	19	400	1,119	396	1,845	4,933
Disposals	—	—	—	(4,392)	(914)	(213)	—	(5,519)
Transfer	—	—	292	2,600	—	124	(3,016)	—
Classified as held for sales	—	—	—	—	—	—	—	—
Exchange differences	658	4,152	450	9,459	417	425	148	15,709
At December 31, 2017	6,227	48,421	5,622	96,964	5,230	6,959	1,047	170,470

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
Depreciation/Impairment
At January 1, 2016	—	(29,950)	(2,475)	(75,483)	(3,498)	(5,203)	—	(116,609)
Depreciation charge for the year	—	(1,691)	(241)	(2,672)	(455)	(368)	—	(5,427)
Impairment	—	—	(107)	(2,351)	(29)	(37)	—	(2,524)
Depreciation on disposals	—	116	1	4,858	432	217	—	5,624
Transfer	—	156	—	—	—	—	—	156
Classified as held for sales	—	2,512	97	76	—	10	—	2,695
Exchange differences	—	245	(6)	90	28	18	—	375
At December 31, 2016	—	(28,612)	(2,731)	(75,482)	(3,522)	(5,363)	—	(115,710)

Depreciation charge for the year	—	(1,356)	(254)	(2,513)	(477)	(337)	—	(4,937)
Impairment	—	—	—	(217)	—	(6)	—	(223)
Depreciation on disposals	—	—	—	4,024	877	207	—	5,108
Transfer	—	—	—	—	—	—	—	—
Classified as held for sales	—	—	—	—	—	—	—	—
Exchange differences	—	(3,114)	(269)	(8,302)	(308)	(389)	—	(12,382)
At December 31, 2017	—	(33,082)	(3,254)	(82,490)	(3,430)	(5,888)	—	(128,144)

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
Net book value
At December 31, 2017	6,227	15,339	2,368	14,474	1,800	1,071	1,047	42,326
At December 31, 2016	4,449	15,623	2,130	13,415	1,086	864	2,070	39,637
At January 1, 2016	4,417	17,421	2,072	14,125	1,144	909	5,810	45,898

15.	PROPERTY, PLANT AND EQUIPMENT (continued)

Impairment of property, plant and equipment:

In 2017, 2016 and 2015 the Company recorded an impairment loss of $0.2, $2.5 and $0 million on property, plant and equipment at Ningbo Pacific and SFO facilities.

The Company determined to dispose building, land use rights and machinery at Ningbo Pacific due to lack of profitability. The Company has entered into an agreement to sell building and land use rights, the assets has classified as held for sale as of December 31, 2016. See the details below. The Company performed a valuation for utilized machinery measured at fair value less costs to sell using a cost approach. Its fair value measurement was classified as Level 3 of the fair value hierarchy. After considering the relevant evidence, the key assumption used included replacement costs, residual value and remaining useful life of these existing assets. The impairment test revealed that the recoverable amount was lower than the carrying amount, the Company recognized an impairment of $1.1 million in other operating expenses accordingly in 2016. In 2017, the company provided an impairment loss of $0.2 million because there are no future plans for the remaining machinery and equipment. The impairment is presented within the impairment of property, plant and equipment of North Asia segment in Note 5.

In 2016, SFO has not been able to make a profit due to Thailand's political situation and change in market demand, the Company considered this situation had an indication of possible impairment and performed an impairment test on the CGU composed of property, plant and equipment used in the manufacturing of fiber optic cables. The Company determined the recoverable amount of the CGU to be $0 based on the value in use. The key assumptions used in calculating the value in use included the revenue growth and a discount rate of 14.8%; as a result, the Company recognized an impairment of $1.4 million in other operating expenses. The impairment is presented within the impairment of property, plant and equipment of Thailand segment in Note 5.

Assets classified as held for sale:	2017	2016
	US$’000	US$’000
Carrying value of assets held for sale previously classified under property, plant and equipment:
Building	—	2,297
Building improvement	—	357
Machinery and equipment	—	145
Office equipment	—	3
	—	2,802

On December 13, 2016, the Company entered into an agreement to sell its buildings and land use rights at its Ningbo Pacific subsidiary. The transaction completed in March 2017 for a consideration of RMB 60.6 million, or approximately US$8.8 million (including $0.8 million tax related expenses). The asset is presented within total assets of North Asia segment in Note 5.

Capitalized borrowing costs

Capitalized interest on construction in progress is added to the cost of the underlying asset and is depreciated over the estimated useful life of the asset in the same manner as the underlying asset.

There was no borrowing cost capitalized for the years ended December 31, 2017, 2016 and 2015.

15.	PROPERTY, PLANT AND EQUIPMENT (continued)

Financial leases under property, plant and equipment

The carrying value of motor vehicles under financial leases as of December 31, 2017, 2016 and 2015 were $50, $71 and $64, respectively.

Pledge

Information about the property, plant and equipment that were pledged to others as collaterals is provided in Note 26.